Insurance - Schedule of Coverage (Details) R$ in Thousands	Jun. 30, 2026 BRL (R$)
Property [Member]
Schedule of Coverage [Line Items]
Liabilities covered by insurance and related amounts	R$ 3,500
Civil liability (D&O) [Member]
Schedule of Coverage [Line Items]
Liabilities covered by insurance and related amounts	55,000
Civil, professional and general liability [Member]
Schedule of Coverage [Line Items]
Liabilities covered by insurance and related amounts	10,800
Machinery/Automobile [Member]
Schedule of Coverage [Line Items]
Liabilities covered by insurance and related amounts	80,829
Surety [Member]
Schedule of Coverage [Line Items]
Liabilities covered by insurance and related amounts	3,073
Fire/lightning/explosion/electrical damage [Member]
Schedule of Coverage [Line Items]
Liabilities covered by insurance and related amounts	13,940
Rural multi-peril [Member]
Schedule of Coverage [Line Items]
Liabilities covered by insurance and related amounts	R$ 134,983